EQUITY TRANSACTIONS (Details) - Share-based Compensation, Stock Options, Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Stock Options, Activity [Abstract]
As of December 31, 2016	20,315,000	20,715,000	20,965,000
As of December 31, 2016	$ 0.105	$ 0.143	$ 0.18
As of December 31, 2016	3 years 251 days	2 years 29 days
As of December 31, 2016		$ 261,220
Granted	6,900,000	150,000
Granted	$ 0.097	$ 0.00
Expired and canceled	(7,300,000)	(400,000)
Expired and canceled	$ 0.206	$ 0.10
Exercised	0
Exercised	$ 0
As of September 30, 2017	20,315,000	20,715,000	20,965,000
As of September 30, 2017	$ 0.105	$ 0.143	$ 0.18
As of September 30, 2017	3 years 251 days	2 years 29 days
Exercisable	19,740,000	19,640,000
Exercisable	$ 0.105	$ 0.14
Exercisable	3 years 237 days